Note 10. Notes Payable, Stockholders (Tables)	12 Months Ended
Dec. 31, 2016
StockholdersMember
Schedule of Notes Payable

Notes payable stockholders consist of the following:

	December 31,
	2016	2015
Note payable to a limited liability company, bearing interest at 5% per annum, unsecured, prinicpal and interest due February 12, 2016	$–	$50,000
Note payable to a limited partnership, bearing interest at 5% per annum, unsecured, principal and interest due February 12, 2016	–	50,000

	$–	$100,000